CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Details 2)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai JNet CNY	Dec. 26, 2011 Shanghai JNet USD ($)	Dec. 26, 2011 Shanghai JNet CNY
Deconsolidation of Shanghai Jnet
Waiver of outstanding loan receivable balances from sellers				48,654,000
Waiver of remaining acquisition consideration by sellers			7,075,000
Waiver of post-acquisition settlement consideration by sellers			2,803,000
Gain on deconsolidation
Disposition of net assets				(31,453,000)
Waiver of acquisition consideration and post-acquisition settlement consideration		62,169,000
Gain on deconsolidation	30,716,000	30,716,000